CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Line Items]
Profit (loss) for the year	£ 4,400	£ 3,897	£ 2,164
Post-retirement defined benefit scheme remeasurements:
Remeasurements before taxation	167	628	(1,348)
Taxation	(47)	(146)	320
	120	482	(1,028)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(97)
Tax	22
	(75)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	533	(55)
Tax	(144)	15
	389	(40)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Adjustment on transfer from held-to-maturity portfolio		(74)	1,544
Change in fair value		303	356
Income statement transfers in respect of disposals		(446)	(575)
Income statement transfers in respect of impairment		6	173
Taxation		63	(301)
		(74)	1,197
Share of other comprehensive income of associates and joint ventures	8
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(37)
Income statement transfers in respect of disposals	(275)
Taxation	119
	(193)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	234	(363)	2,432
Net income statement transfers	(701)	(651)	(557)
Taxation	113	283	(466)
	(354)	(731)	1,409
Currency translation differences (tax: nil)	(8)	(32)	(4)
Other comprehensive income for the year, net of tax	(113)	(395)	1,574
Total comprehensive income for the year	4,287	3,502	3,738
Total comprehensive income attributable to ordinary shareholders	3,756	2,997	3,225
Total comprehensive income attributable to other equity holders	433	415	412
Total comprehensive income attributable to equity holders	4,189	3,412	3,637
Total comprehensive income attributable to non-controlling interests	98	90	101
Parent [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Line Items]
Profit (loss) for the year	4,022	2,399	3,135
Movements in cash flow hedging reserve:
Total comprehensive income for the year	4,022	2,399	3,135
Total comprehensive income attributable to ordinary shareholders	3,589	1,984	2,723
Total comprehensive income attributable to other equity holders	433	415	412
Total comprehensive income attributable to equity holders	4,022	2,399	3,135
Lloyds Bank [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Line Items]
Profit (loss) for the year	6,272	5,279	1,953
Post-retirement defined benefit scheme remeasurements:
Remeasurements before taxation	(206)	442	(682)
Taxation	44	(110)	184
	(162)	332	(498)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(102)
	(102)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	533	(55)
Tax	(144)	15
	389	(40)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Adjustment on transfer from held-to-maturity portfolio			1,544
Change in fair value		231	268
Income statement transfers in respect of disposals		(333)	(507)
Income statement transfers in respect of impairment			172
Taxation		46	(269)
		(56)	1,208
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(58)
Income statement transfers in respect of disposals	(258)
Taxation	114
	(202)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	255	15	1,290
Net income statement transfers	(628)	(436)	(241)
Taxation	87	130	(258)
	(286)	(291)	791
Currency translation differences (tax: nil)	2	(5)	19
Other comprehensive income for the year, net of tax	(361)	(60)	1,520
Total comprehensive income for the year	5,911	5,219	3,473
Total comprehensive income attributable to ordinary shareholders	5,636	4,946	3,354
Total comprehensive income attributable to other equity holders	275	273	119
Total comprehensive income attributable to equity holders	5,911	5,219	3,473
Subsidiaries [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Line Items]
Profit (loss) for the year	3,132	3,962	4,232
Post-retirement defined benefit scheme remeasurements:
Remeasurements before taxation	373	186	(666)
Taxation	(91)	(36)	136
	282	150	(530)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	9
	9
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value		38	84
Income statement transfers in respect of disposals		(131)	(68)
Income statement transfers in respect of impairment		9	1
Taxation		17	(32)
		(67)	(15)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(35)
Income statement transfers in respect of disposals	(6)
Taxation	5
	(36)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	(89)	(136)	125
Net income statement transfers	(29)	46	(233)
Taxation	31	23	29
	(87)	(67)	(79)
Currency translation differences (tax: nil)	(10)	(27)	44
Other comprehensive income for the year, net of tax	158	(11)	(580)
Total comprehensive income for the year	3,290	3,951	3,652
Total comprehensive income attributable to ordinary shareholders	3,085	3,740	3,450
Total comprehensive income attributable to other equity holders	107	121	101
Total comprehensive income attributable to equity holders	3,192	3,861	3,551
Total comprehensive income attributable to non-controlling interests	98	90	101
Consolidation adjustments [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Line Items]
Profit (loss) for the year	(9,026)	(7,743)	(7,156)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(4)
Tax	22
	18
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value		34	4
Income statement transfers in respect of disposals		18
Income statement transfers in respect of impairment		(3)
		49	4
Share of other comprehensive income of associates and joint ventures	8
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	56
Income statement transfers in respect of disposals	(11)
	45
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	68	(242)	1,017
Net income statement transfers	(44)	(261)	(83)
Taxation	(5)	130	(237)
	19	(373)	697
Currency translation differences (tax: nil)			(67)
Other comprehensive income for the year, net of tax	90	(324)	634
Total comprehensive income for the year	(8,936)	(8,067)	(6,522)
Total comprehensive income attributable to ordinary shareholders	(8,554)	(7,673)	(6,302)
Total comprehensive income attributable to other equity holders	(382)	(394)	(220)
Total comprehensive income attributable to equity holders	£ (8,936)	£ (8,067)	£ (6,522)